Trade and Other Payables - Summary of Trade and Other Payables (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of trade and other payables [line items]
Construction contract-related payables	$ 228
Deferred consideration	63	$ 98
Minimum [member]
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	288
Contingent consideration liability on discounted basis	232
Maximum [member]
Disclosure of trade and other payables [line items]
Contingent consideration liability on undiscounted basis	444
Contingent consideration liability on discounted basis	359
Level 3 of fair value hierarchy [member]
Disclosure of trade and other payables [line items]
Fair value of total contingent consideration	$ 301	$ 278